March 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust II
CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and the Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 444 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 444 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission February 27, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares